Offerings	Aug. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Amount Registered | shares	3,210,782
Proposed Maximum Offering Price per Unit	1.2750
Maximum Aggregate Offering Price	$ 4,093,747.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 626.75
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional ordinary shares, no par value per share, of the Registrant (“Ordinary Shares”) that become issuable under the NeuroSense Therapeutics Ltd. 2018 Share Incentive Plan (the “Plan”) by reason of any share dividend, share split, recapitalization or similar transaction.

Represents the number of additional Ordinary Shares reserved for future issuance under the Plan.

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) under the Securities Act and based on the average of the high and low prices of the Ordinary Shares as reported on The Nasdaq Capital Market on August 8, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Amount Registered | shares	1,129,128
Proposed Maximum Offering Price per Unit	2.21
Maximum Aggregate Offering Price	$ 2,495,373.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 382.05
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional ordinary shares, no par value per share, of the Registrant (“Ordinary Shares”) that become issuable under the NeuroSense Therapeutics Ltd. 2018 Share Incentive Plan (the “Plan”) by reason of any share dividend, share split, recapitalization or similar transaction.

Represents Ordinary Shares issuable upon exercise of outstanding options with fixed exercise prices under the Plan, with a weighted average exercise price of $2.21 per Ordinary Share.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act and based on the exercise price at which such options may be exercised.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Amount Registered | shares	20,000
Proposed Maximum Offering Price per Unit	1.2750
Maximum Aggregate Offering Price	$ 25,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3.90
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional ordinary shares, no par value per share, of the Registrant (“Ordinary Shares”) that become issuable under the NeuroSense Therapeutics Ltd. 2018 Share Incentive Plan (the “Plan”) by reason of any share dividend, share split, recapitalization or similar transaction.

Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) under the Securities Act and based on the average of the high and low prices of the Ordinary Shares as reported on The Nasdaq Capital Market on August 8, 2025.

Represents Ordinary Shares issuable upon the vesting and settlement of outstanding restricted share units granted under the Plan.